Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Fair Value of Held to Maturity Securities	The carrying value, excluding gross unrealized holding loss and fair value of held-to-maturity securities on December 31, 2023 and 2022 are as follows:
	Carrying Value as of December 31, 2023	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2023
Money Market Funds	14,648,926	—	—	14,648,926
	$14,648,926	$—	$—	$14,648,926
	Carrying Value as of December 31, 2022	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2022
U.S. Treasury Securities (matured May 25, 2023)	18,276,649	—	217	18,276,866
	$18,276,649	$—	$217	$18,276,866

Schedule of Class A Common Stock Reflected on the Balance Sheet are Reconciled	As of December 31, 2023 and 2022, the Class A Common Stock reflected on the balance sheet is reconciled in the following table:
Gross Proceeds	$138,312,300
Proceeds allocated to equity rights	(760,718)
Less:
Issuance costs related to Class A common stock subject to possible redemption	(9,509,534)
Plus:
Remeasurement of carrying value to redemption value	12,344,937
Contingently redeemable Class A common stock subject to possible redemption (December 31, 2021)	140,386,985
Less:
Redemptions of Class A common stock	(125,587,180)
Plus:
Remeasurement of carrying value to redemption value	3,483,582
Contingently redeemable Class A common stock subject to possible redemption (December 31, 2022)	18,283,387
Plus:
Remeasurement of carrying value to redemption value	756,785
Less:
Redemptions of Class A common stock	(4,209,931)
Contingently redeemable Class A common stock subject to possible redemption (December 31, 2023)	$14,830,241

Schedule of Basic and Diluted Loss Per Common Share	The basic and diluted (loss) income per common stock is calculated as follows:
	For the Year Ended December 31,
	2023	2022
Common stock subject to possible redemption
Numerator:
Net (loss) income allocable to redeemable Class A common stock	$(266,047)	$46,938
Denominator:
Weighted Average redeemable Class A common stock, basic and diluted	1,457,184	12,204,321
Basic and Diluted net (loss) income per share, redeemable Class A common stock	$(0.18)	$0.00

Non-redeemable common stock
Numerator:
Net (loss) income allocable to non-redeemable Class A and Class B common stock	$(779,912)	$13,299
Denominator:
Weighted Average non-redeemable Class A and Class B common stock, basic and diluted	4,271,712	3,457,807
Basic and diluted net (loss) income per share, non-redeemable Class A and Class B common stock	$(0.18)	$0.00